Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following:
(Dollars in thousands)	September 30, 2024	December 31, 2023
Raw materials	$770	$1,740
Finished goods	1,023	946
Total inventories	$1,793	$2,686
Inventories consisted of the following as of December 31:
(Dollars in thousands)	2023	2022
Raw materials	$2,253	$3,127
Finished goods	959	1,315
Total inventories	$3,212	$4,442